Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair value assets measured on recurring basis
Notes and loans payable	$ 2,880
Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	1,331
Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	380
Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	184	212
Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	735
Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	250
Level 1 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 2 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	2,329
Level 2 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	964
Level 2 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	218
Level 2 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	207
Level 2 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	687
Level 2 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	253
Level 3 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	$ 0